COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

Operating lease as lessee

The Group leases certain office premises under non-cancelable leases. Rental expenses under operating leases for the years ended December 31, 2013, 2014 and 2015 were $642, $1,053, $1,573, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending
2016	3,102
2017	2,277
2018	2,131
2019	178
2020 and thereafter	—